                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                                   ---------
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                               September 30, 2006
                               ------------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

Eaton Vance Tax-Managed Emerging Markets Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

LONG-TERM INVESTMENTS

COMMON STOCKS -- 96.1%
SECURITY                               SHARES           VALUE
-------------------------------------------------------------

ARGENTINA -- 1.6%
-------------------------------------------------------------
Banco Macro Bansud SA (Class          130,676    $    279,141
'B' Shares)
BBVA Banco Frances SA                  67,312         167,860
BBVA Banco Frances SA (ADR)            20,300         150,220
Grupo Financiero Galicia SA
(Class 'B' Shares)(a)                 263,448         170,610
Grupo Financiero Galicia SA
(Class 'B' Shares) (ADR)(a)            77,000         503,580
IRSA Inversiones y
Representaciones SA(a)                119,544         152,523
IRSA Inversiones y
Representaciones SA (GDR)(a)           16,700         211,422
Ledesma SAAI                          259,501         153,004
Molinos Rio de la Plata SA(a)          92,923          96,404
Petrobras Energia
Participaciones SA(a)                 134,218         135,353
Quilmes Industrial SA (Class
'B' Shares) (ADR)                      14,706         787,506
Siderar SAIC                           75,100         488,770
Telecom Argentina SA (Class
'B' Shares)(a)                        229,824         630,882
Telecom Argentina SA (Class
'B' Shares) (ADR)(a)                   55,500         763,125
Tenaris SA                            287,701       5,088,936
Transportadora de Gas del Sur
SA(a)                                 252,923         277,064
Transportadora de Gas del Sur
SA (ADR)(a)                            10,000          55,000
-------------------------------------------------------------
                                                 $ 10,111,400
-------------------------------------------------------------

BOTSWANA -- 0.4%
-------------------------------------------------------------
Sechaba Breweries Ltd.                284,600    $    617,127
Sefalana Holding Co.                   99,100         347,841
Standard Chartered Bank of
Botswana                              488,210       1,237,612
-------------------------------------------------------------
                                                 $  2,202,580
-------------------------------------------------------------

BRAZIL -- 6.2%
-------------------------------------------------------------
AES Tiete SA (PFD Shares)           4,679,000    $    123,926
Aracruz Celulose SA (PFD
Shares)                                63,000         311,953
Banco Bradesco SA                      20,000         632,888
Banco Bradesco SA (PFD Shares)         49,240       1,632,790
Banco Itau Holding Financeira
SA (PFD Shares)                        65,200       1,955,099
Bombril SA (PFD Shares)(a)            100,000         362,966
Brasil Telecom Participacoes
SA                                  9,400,000         109,544
Brasil Telecom Participacoes
SA (PFD Shares)                    40,919,700         244,651
Brasil Telecom SA                  20,136,246          72,346
Braskem SA (PFD Shares)(a)             16,000          99,714
Centrais Eletricas
Brasileiras SA                     22,000,000         486,412
Centrais Eletricas
Brasileiras SA (Class 'B'
Shares)                            17,191,100         356,333
Cia Brasileira de
Distribuicao Grupo Pao de
Acucar (PFD Shares)                 7,178,255         186,119
Cia de Bebidas das Americas
(PFD Shares)                        6,923,755       3,141,363
Cia de Companhia de                    40,000         386,918
Concessoes Rodoviarias (CCR)
Cia de Saneamento Basico do
Estado de Sao Paulo                 2,900,000         347,279
Cia Energetica de Minas
Gerais (PFD Shares)                14,700,000         577,572
Cia Paranaense de Energia -
Copel (PFD Shares)                 18,000,000         203,132
Cia Siderurgica Nacional SA
(CSN)                                  20,100         574,021
Cia Vale do Rio Doce                   86,700       1,870,979
Cia Vale do Rio Doce (PFD
Shares)                               164,146       3,048,534
Contax Participacoes SA                 7,000          10,543
Contax Participacoes SA (ADR)          26,608          21,952
Contax Participacoes SA (PFD
Shares)                                31,000          26,702
CPFL Energia SA(a)                     15,000         192,077
Duratex SA (PFD Shares)                28,400         323,768
EDP - Energias do Brasil SA            16,600         212,566
Eletropaulo Metropolitana SA
(PFD Shares)(a)                     5,767,190         230,183
Embratel Participacoes SA(a)       37,424,000         118,254
Embratel Participacoes SA
(PFD Shares)                       67,000,000         212,635
Empresa Brasileira de
Aeronautica SA                        275,351       2,701,509
Gerdau SA (PFD Shares)                 39,400         530,657
Gol Linhas Aereas
Inteligentes SA (PFD Shares)           14,000         483,648
Investimentos Itau SA (PFD
Shares)                               682,925       2,815,375
Klabin SA (PFD Shares)                 47,000         100,018
Lojas Americanas SA (PFD
Shares)                            28,835,940       1,172,697
Lojas Renner SA                         5,800         336,619
Metalurgica Gerdau SA (PFD
Shares)                                 8,900         148,115
Natura Cosmeticos SA                   35,000         430,286
Net Servicos de Comunicacao
SA (PFD Shares)(a)                    109,407         984,716
Perdigao SA                            24,508         250,386
Petroleo Brasileiro SA                133,200       2,782,414
Petroleo Brasileiro SA (ADR)           46,850       3,506,254
Petroleo Brasileiro SA (PFD
Shares)(a)                              7,000         130,875
Souza Cruz SA                          18,700         289,415
Suzano Papel e Celulose SA
(PFD Shares)(a)                        20,000         139,567
Tam SA (PFD Shares)(a)                 12,600         399,300
Tele Norte Leste
Participacoes SA                       11,200         345,647
Tele Norte Leste
Participacoes SA (PFD Shares)          24,000         328,328
Tele Norte Leste
Participacoes SA (PFD Shares)
(ADR)                                  26,608         364,796
Telemar Norte Leste SA (PFD
Shares)                                 9,000         189,908
Telesp Telecomunicacoes de
Sao Paulo SA (PFD Shares)               1,063          23,507
Tim Participacoes SA(a)            30,104,900         130,348
Tim Participacoes SA (PFD
Shares)                            88,232,000         243,441
Tractebel Energia SA                   16,300         132,142
Unibanco - Uniao de Bancos
Brasileiros SA                         99,446         737,485
Usinas Siderurgicas de Minas
Gerais SA (PFD Shares)                 14,000         419,162
Usinas Siderurgicas de Minas
Gerals SA                               4,600         156,794
Vivo Participacoes SA (PFD
Shares)(a)                            100,000         308,153
Votorantim Celulose e Papel            12,400         211,331
SA (PFD Shares)(a)
Weg SA (PFD Shares)                   130,700         591,792
-------------------------------------------------------------
                                                 $ 39,457,904
-------------------------------------------------------------

BULGARIA -- 0.1%
-------------------------------------------------------------
Albena Invest Holding Plc              19,550    $    173,468
Bulgarian Telecommunications
Co.(a)                                 32,300         205,013
Bulgartabak Holding                     3,450          71,503
Doverie Holding AD                     37,500          64,605
DZI AD                                  1,100          70,887
Sopharma AD                            24,000         169,275
-------------------------------------------------------------
                                                 $    754,751
-------------------------------------------------------------

CHILE -- 3.1%
-------------------------------------------------------------
Administradora de Fondos de             9,800    $    254,016
Pensiones Provida SA (ADR)
Antarchile SA                           8,000         103,228
Banco de Chile (ADR)                   20,799         864,614
Banco de Credito e
Inversiones(a)                          8,500         234,226
Banco Santander Chile SA (ADR)         47,622       2,154,896
Cap SA                                 12,000         151,830
Cencosud SA                            57,000         148,479
Cia Cervecerias Unidas SA
(ADR)                                  37,800         995,274
Cia de Telecomunicaciones de
Chile SA (ADR)                        113,766         804,326
Cia General de Electricidad SA         16,600         128,952
Colbun SA(a)                          628,700         115,282
Corpbanca SA (ADR)                     17,000         410,040
Distribucion y Servicio D&S
SA (ADR)                               48,500         832,260
Embotelladora Andina SA
(Series 'A') (ADR)(a)                  25,100         326,300
Embotelladora Andina SA
(Series 'B') (ADR)                     48,900         689,490
Empresa Nacional de
Electricidad SA (ADR)                  61,159       1,853,118
Empresa Nacional de
Telecomunicaciones SA                   9,000          86,743
Empresas CMPC SA                        7,000         200,577
Empresas Copec SA                      42,300         423,826
Enersis SA (ADR)                      137,171       1,810,657
Grupo Security SA(a)                  520,000         127,714
Invercap SA                            25,000          93,032
Lan Airlines SA (ADR)                  16,100         613,571
Madeco SA (ADR)                       105,700       1,028,461
Masisa SA (ADR)                       140,805       1,186,986
Quinenco SA (ADR)                      63,100         757,200
S.A.C.I. Falabella SA                  31,000          95,172
Sociedad Quimica y Minera de
Chile SA (ADR)                         20,600       2,371,060
Sociedad Quimica y Minera de
Chile SA (ADR)                          2,095         217,356
Vina Concha y Toro SA (ADR)            31,000         926,900
-------------------------------------------------------------
                                                 $ 20,005,586
-------------------------------------------------------------

CHINA -- 6.5%
-------------------------------------------------------------
Air China Ltd. (Class 'H'             300,000    $    129,056
Shares)
Aluminum Corp. of China Ltd.
(Class 'H' Shares)                    330,000         209,669
Beijing Enterprises Holdings           65,000         122,556
Ltd.
Beijing North Star Co., Ltd.
(Class 'H' Shares)                  1,580,000         480,296
BOE Technology Group Co.,
Ltd. (Class 'B' Shares)(a)          1,405,300         256,091
BYD Co., Ltd. (Class 'H'
Shares)(a)                             70,000         202,723
Chaoda Modern Agriculture
Holdings Ltd.(a)                      220,000         134,794
China Construction Bank
(Class 'H' Shares)(144A)            3,489,000       1,507,929
China COSCO Holdings Co.,
Ltd. (Class 'H' Shares)               281,000         129,016
China Everbright Ltd.(a)              932,000         615,067
China International Marine
Containers Co., Ltd. (Class
'B' Shares)                           136,510         172,231
China Life Insurance Co.,
Ltd. (Class 'H' Shares)             1,925,000       3,760,204
China Mengniu Dairy Co., Ltd.         143,000         239,734
China Merchants Holdings
International Co., Ltd.               824,000       2,417,607
China Merchants Property
Development Co., Ltd.                 392,436         611,903
China Mobile Hong Kong Ltd.           710,400       5,025,079
China Netcom Group Corp.
(Hong Kong) Ltd.                      120,500         215,435
China Overseas Land &
Investment Ltd.                       708,000         545,094
China Petroleum & Chemical
Corp.                               5,774,000       3,563,484
China Resources Enterprise
Ltd.                                  294,000         633,026
China Southern Airlines Co.,
Ltd. (Class 'H' Shares)(a)            375,000         106,078
China Telecom Corp. Ltd.
(Class 'H' Shares)                  1,950,000         705,722
China Travel International
Investment Hong Kong Ltd.             800,000         176,501
China Unicom Ltd.                     420,000         410,968
China Vanke Co., Ltd. (Class
'B' Shares)                           493,924         519,770
Chongqing Changan Automobile
Co., Ltd. (Class 'B' Shares)          502,100         256,051
CITIC International Financial
Holdings Ltd.                         384,000         220,684
CNOOC Ltd.                          1,532,500       1,273,660
COFCO International Ltd.              460,000         309,808
Cosco Pacific Ltd.                    122,000         243,626
Dazhong Transportation Group
Co., Ltd.                             325,063         168,383
Denway Motors Ltd.                    960,000         348,357
Focus Media Holding Ltd.
(ADR)(a)                                2,945         170,574
Guangdong Electric Power
Development Co., Ltd. (Class
'B' Shares)                           264,000         129,760
Guangdong Investment Ltd.             374,000         150,973
Guangdong Provincial
Expressway Development Co.,
Ltd.  (Class 'B' Shares)              234,960          98,299
Hangzhou Steam Turbine Co.,
Ltd. (Class 'B' Shares)               161,720         208,688
Jiangsu Expressway Co., Ltd.
(Class 'H' Shares)                    352,000         203,086
Kingboard Chemical Holdings
Ltd.                                   86,500         312,594
Lenovo Group Ltd.                     492,000         192,895
Lianhua Supermarket Holdings
Ltd. (Class 'H' Shares)               130,000         149,979
Maanshan Iron & Steel Co.,
Ltd.                                2,729,000         958,356
Netease.com, Inc. (ADR)(a)             40,000         654,400
PetroChina Co., Ltd. (Class
'H' Shares)                         1,872,300       2,012,629
PICC Property & Casualty Co.,
Ltd. (Class 'H' Shares)(a)            390,000         142,479
Ping An Insurance Group Co.
of China Ltd. (Class 'H'
Shares)                               669,000       2,400,153
Qingling Motors Co., Ltd.           1,448,966         213,747
Samson Holding Ltd.                   222,000         106,633
Semiconductor Manufacturing
International Corp.(a)              2,825,000         367,926
Shanghai Diesel Engine Co.,
Ltd.(a)                               534,000         229,220
Shanghai Electric Group Co.,
Ltd. (Class 'H' Shares)               460,000         154,271
Shanghai Industrial Holdings
Ltd.                                   84,000         158,357
Shanghai Jinjiang
International Hotels
Development Co., Ltd.                 574,800         499,211
Shenzhen Chiwan Wharf
Holdings Ltd.  (Class 'B'
Shares)                               153,115         235,796
Sina Corp.(a)                           9,000         226,350
Sinopec Yizheng Chemical
Fibre Co., Ltd.(a)                  3,201,000         673,308
Sinopec-China Petroleum &
Chemical Corp.                      1,628,000         811,047
Sinotrans Ltd. (Class 'H'
Shares)                               300,000         102,621
Sohu.com, Inc.(a)                      11,000         242,220
Tingyi (Cayman Islands)
Holding Corp.                       1,184,000         884,325
TPV Technology Ltd.                    84,000          79,730
Travelsky Technology Ltd.             406,000         511,181
Tsingtao Brewery Co., Ltd.          1,124,000       1,512,377
Weiqiao Textile Co., Ltd.
(Class 'H' Shares)                     82,000         108,380
Wumart Stores, Inc. (Class
'H' Shares)                            39,000         135,134
Yantai Changyu Pioneer Wine
Co., Ltd. (Class 'B' Shares)          103,948         326,561
Yanzhou Coal Mining Co., Ltd.
(Class 'H' Shares)                    320,000         218,714
Zhejiang Expressway Co., Ltd.
(Class 'H' Shares)                    186,000         123,477
-------------------------------------------------------------
                                                 $ 41,416,053
-------------------------------------------------------------

COLOMBIA -- 0.8%
-------------------------------------------------------------
Almacenes Exito SA                     13,000    $     64,069
Bancolombia SA (PFD Shares) (ADR)      87,900       2,513,940
Cementos Argos SA                     115,900         377,571
Compania de Cemento Argos SA          175,100         789,824
Interconexion Electrica SA            380,000         853,860
Inversiones Nacional de
Chocolates SA                         110,400         702,707
-------------------------------------------------------------
                                                 $  5,301,971
-------------------------------------------------------------

Croatia -- 1.0%
-------------------------------------------------------------
Adris Grupa DD (PFD Shares)             1,110    $    779,261
Atlantska Plovidba DD(a)                  950         148,632
Croatia Osiguranje DD                     160         238,076
Dalekovod DD                              690          93,809
Ericsson Nikola Tesla                   1,770         681,917
Institut Gradevinarstva
Hrvatske DD                               110          71,284
Koncar-Elektroindustrija DD(a)          1,470         140,719
Kras DD                                 1,645         185,691
Petrokemija DD(a)                       2,600          93,722
Pliva DD                                1,470         201,717
Pliva DD (GDR)                         93,340       2,587,305
Podravka Prehrambena
Industija DD(a)                         7,000         509,525
Privredna Banka Zagreb DD(a)            2,780         509,836
Riviera Holding DD(a)                   3,830         354,135
Tankerska Plovidba(a)                     110          60,304
-------------------------------------------------------------
                                                 $  6,655,933
-------------------------------------------------------------

CZECH REPUBLIC -- 2.6%
-------------------------------------------------------------
CEZ AS                                217,770    $  7,684,489
Komercni Banka AS                      13,800       2,045,287
Komercni Banka AS (GDR)                27,154       1,378,066
Philip Morris CR AS                     1,660         728,076
Telefonica 02 Czech Republic AS        54,900       1,083,797
Telefonica O2 Czech Republic
AS (GDR)(a)                            54,303       1,181,090
Unipetrol AS(a)                       303,000       2,668,770
-------------------------------------------------------------
                                                 $ 16,769,575
-------------------------------------------------------------

EGYPT -- 1.7%
-------------------------------------------------------------
Alexandria Mineral Oils Co.             8,500    $    127,656
Caylon Bank Egypt(a)                   38,690         115,942
Commercial International Bank          66,630         534,466
Eastern Tobacco                        13,400         699,689
Egyptian Financial &
Industrial Co.                          6,100          80,772
Egyptian Financial
Group-Hermes Holding SAE(a)           137,350         999,797
Egyptian International
Pharmaceutical Industrial Co.          40,120         178,943
Egyptian Media Production
City(a)                                48,072          84,759
El Ezz Aldekhela Steel Alexa
Co.                                     2,000         357,165
El Ezz Steel Rebars SAE(a)             15,100         174,397
El Watany Bank of Egypt(a)             32,900         150,467
Medinet Nasr for Housing(a)             9,000         139,399
Misr Cement(a)                          8,900          98,619
MobiNil- Egyptian Company for
Mobil Services                          6,978         197,256
National Societe General Bank          21,340         153,739
Olympic Group Financial
Investment Co.                         53,371         465,397
Orascom Construction
Industries (OCI)                       49,655       2,171,457
Orascom Hotel Holdings SAE(a)          11,863          49,191
Orascom Telecom Holding SAE            45,800       2,602,009
Oriental Weavers Co.                   26,710         372,334
Raya Holding Co.(a)                    43,400         109,490
Sidi Kerir Petrochemicals Co.          20,500         343,628
Suez Cement Co.                        35,200         435,427
Torah Portland Cement Co.(a)            4,300         110,541
Vodafone Egypt
Telecommunications Co.                 19,600         327,176
-------------------------------------------------------------
                                                 $ 11,079,716
-------------------------------------------------------------

ESTONIA -- 0.3%
-------------------------------------------------------------
AS Eesti Telekom (GDR)                 42,400    $  1,229,600
AS Harju Elekter                       18,000          87,901
AS Merko Ehitus(a)                     23,000         457,521
AS Norma                               25,000         150,942
AS Saku Olletehase                      8,000         115,629
-------------------------------------------------------------
                                                 $  2,041,593
-------------------------------------------------------------

GHANA -- 0.2%
-------------------------------------------------------------
Aluworks Ghana Ltd.                   210,900    $    160,174
SSB Bank Ltd.                         370,000         240,520
Standard Chartered Bank of
Ghana Ltd.                             10,200         148,323
Unilever Ghana Ltd.                   249,000         404,659
-------------------------------------------------------------
                                                 $    953,676
-------------------------------------------------------------

HUNGARY -- 3.2%
-------------------------------------------------------------
Danubius Hotel and Spa Rt.(a)           8,190    $    231,721
Delmagyarorszagi Aramszol Rt            2,700         245,324
EGIS Rt                                 3,378         470,746
Fotex Rt.(a)                          478,034       1,343,990
Magyar Telekom Rt.(a)                 758,100       3,047,188
Magyar Telekom Rt. (ADR)(a)            37,300         746,000
MOL Hungarian Oil & Gas Rt             50,305       4,588,995
OTP Bank Rt                           214,220       6,746,673
Pannonplast Rt.(a)                     25,800         419,822
RABA Rt.(a)                            34,760         140,330
Richter Gedeon Rt                      12,352       2,548,840
-------------------------------------------------------------
                                                 $ 20,529,629
-------------------------------------------------------------

INDIA -- 5.0%
-------------------------------------------------------------
ACC Ltd.(a)                             6,000    $    130,310
Aditya Birla Nuvo Ltd.(a)               6,000         113,580
Allahabad Bank Ltd.(a)                 64,000         123,167
Amtek Auto Ltd.(a)                     16,000         115,318
Andhra Bank(a)                         55,000         114,045
Asea Brown Boveri India
Ltd.(a)                                 2,000         127,141
Ashok Leyland Ltd.(a)                 123,000         120,291
Asian Paints Ltd.(a)                    8,000         118,229
Bajaj Auto Ltd.(a)                      4,000         261,994
Bajaj Auto Ltd. (GDR)                   7,202         471,246
Bajaj Hindusthan Ltd.(a)               14,000          98,623
Balrampur Chini Mills Ltd.(a)          46,000         101,059
Bank of India(a)                       43,100         151,795
Bharat Earth Movers Ltd.                5,000         101,661
Bharat Electronics Ltd.                 5,000         126,108
Bharat Forge Ltd.(a)                   15,000         117,371
Bharat Heavy Electricals Ltd.          13,000         677,408
Bharat Petroleum Corp. Ltd.(a)         14,000         111,939
Bharti Airtel Ltd.(a)                  58,500         597,292
Canara Bank Ltd.(a)                    21,500         132,602
Century Textiles & Industries
Ltd.(a)                                12,000         133,858
Cipla Ltd.                             59,300         339,405
Colgate-Palmolive (India)
Ltd.(a)                                13,000         104,150
Container Corp. of India
Ltd.(a)                                 4,500         166,319
Corp. Bank(a)                          17,000         153,499
Cummins India Ltd.(a)                  23,000         114,805
Dabur India Ltd.(a)                    34,000         101,258
Dr. Reddy's Laboratories Ltd.
(ADR)                                  26,800         423,976
EIH Ltd.(a)                            52,500         116,454
Essar Oil Ltd.(a)                      99,000         121,570
Gail India Ltd.(a)                     27,000         155,113
Gail India Ltd. (GDR)                  16,700         571,975
Glaxosmithkline
Pharmaceuticals Ltd.(a)                 4,000         107,141
Glenmark Pharmaceuticals               14,000          95,625
Ltd.(a)
Grasim Industries Ltd. (GDR)           13,300         728,175
Great Eastern Shipping Co.,
Ltd.(a)                                19,000         127,467
GTL Ltd.                               34,000         102,110
Gujarat Ambuja Cements Ltd.(a)         43,000         109,659
HCL Technologies Ltd.(a)                8,000          95,761
HDFC Bank Ltd.(a)                      51,200       1,029,317
HDFC Bank Ltd. (ADR)                    7,700         470,085
Hexaware Technologies Ltd.(a)          30,000         104,525
Hindalco Industries Ltd.
(GDR)(144A)                           140,410         515,305
Hindustan Lever Ltd.                   98,000         548,691
Hindustan Petroleum Corp.
Ltd.(a)                                18,000         109,511
Hindustan Zinc Ltd.                     8,000         103,413
Housing Development Finance
Corp.(a)                               30,400       1,013,255
I-Flex Solutions Ltd.(a)                4,000         125,334
ICICI Bank Ltd.(a)                     88,300       1,342,043
ICICI Bank Ltd. (ADR)                  26,300         807,673
Indiabulls Financial Services
Ltd.(a)                                17,000         152,474
Indian Hotels Co., Ltd.(a)              4,000         120,496
Indian Oil Corp. Ltd.                  11,000         125,717
Indian Petrochemicals Corp.
Ltd.(a)                                17,000         113,647
Industrial Development Bank
of India Ltd.(a)                       74,000         134,048
Infosys Technologies Ltd.(a)           25,300       1,019,150
ITC Ltd.(a)                           101,000         412,725
ITC Ltd. (GDR)                         64,500         257,355
ITC Ltd. (GDR)(a)                     156,200         623,238
Jaiprakash Associates Ltd.(a)          11,000         114,908
Jammu & Kashmir Bank Ltd.(a)           12,000         118,550
Jet Airways (India) Ltd.                9,000         126,740
Jindal Steel & Power Ltd.               3,000         111,424
JSW Steel Ltd.(a)                      17,000         105,128
Kotak Mahindra Bank Ltd.(a)            32,000         230,782
Larsen & Toubro Ltd.(a)                 4,000         110,718
Larsen & Toubro Ltd. (GDR)             24,000         672,000
LIC Housing Finance Ltd.(a)            30,000         110,828
Mahanagar Telephone Nigam Ltd.         31,000         105,879
Mahanagar Telephone Nigam
Ltd. (ADR)                             38,500         255,640
Mahindra & Mahindra Ltd.(a)            24,200         359,596
Maruti Udyog Ltd.                      12,000         254,030
Motor Industries Co., Ltd.(a)           2,000         143,632
Mphasis BFL Ltd.(a)                    27,000         108,867
National Aluminium Co., Ltd.           24,000         111,233
Nestle India Ltd.(a)                    5,000         115,699
Neyveli Lignite Corp. Ltd.(a)          78,000         108,933
Nicholas Piramal India Ltd.(a)         21,000         108,479
NTPC Ltd.                             295,200         835,826
Oil & Natural Gas Corp. Ltd.           15,700         399,255
Patni Computer Systems Ltd.(a)         14,000         117,308
Petronet LNG Ltd.(a)                   94,000          98,344
Punjab National Bank Ltd.(a)           13,000         148,873
Ranbaxy Laboratories Ltd.(a)           12,000         114,774
Ranbaxy Laboratories Ltd.
(GDR)                                  20,500         193,520
Reliance Capital Ltd.(a)               22,000         273,330
Reliance Communications
Ltd.(a)                               227,700       1,725,074
Reliance Energy Ltd.(a)                26,300         276,357
Reliance Energy Ltd.
(GDR)(144A)                             5,900         184,375
Reliance Industries Ltd.(a)            17,700         450,630
Reliance Industries Ltd.
(GDR)(144A)                            21,408       1,081,104
Reliance Petroleum Ltd.(a)             75,000         108,846
Satyam Computer Services
Ltd.(a)                                 6,000         107,060
Satyam Computer Services Ltd.          12,000         464,280
(ADR)
Sesa Goa Ltd.(a)                        5,000         106,653
Shipping Corp. of India
Ltd.(a)                                33,000         114,680
Siemens India Ltd.(a)                  10,900         254,551
State Bank of India Ltd. (GDR)         11,800         654,460
Steel Authority of India
Ltd.(a)                                60,000         102,155
Sterlite Industries (India)
Ltd.                                   12,000         113,962
Sun Pharmaceuticals
Industries Ltd.                        10,000         203,048
Suzlon Energy Ltd.(a)                   4,000         107,556
Syndicate Bank Ltd.(a)                 66,000         129,792
Tata Chemicals Ltd.(a)                 22,000         115,374
Tata Consultancy Services
Ltd.(a)                                 5,000         111,235
Tata Motors Ltd.(a)                     6,000         112,257
Tata Motors Ltd. (ADR)                 19,800         367,884
Tata Power Co., Ltd.(a)                46,000         568,372
Tata Steel Ltd.(a)                     37,200         433,189
Tata Tea Ltd.(a)                        6,000          97,746
Tata Teleservices Maharashtra
Ltd.(a)                               236,000         100,916
Titan Industries Ltd.(a)                6,000         105,384
Ultra Tech Cement Ltd.(a)               7,000         135,563
United Phosphorus Ltd.                 20,000         104,929
UTI Bank Ltd.(a)                       28,000         230,699
Videsh Sanchar Nigam Ltd.(a)           12,000         104,075
Videsh Sanchar Nigam Ltd.
(ADR)                                  11,100         190,920
Wipro Ltd.(a)                          10,000         114,095
Wipro Ltd. (ADR)                       13,100         173,575
Zee Telefilms Ltd.(a)                  35,500         236,376
-------------------------------------------------------------
                                                 $ 31,948,969
-------------------------------------------------------------

INDONESIA -- 3.6%
-------------------------------------------------------------
Aneka Tambang Tbk PT                1,717,500    $  1,022,811
Astra Argo Lestari Tbk PT             500,000         492,694
Astra International Tbk PT          1,601,000       2,157,884
Bakrie & Brothers Tbk PT(a)        39,364,000         640,431
Bank Central Asia Tbk PT            3,078,000       1,606,349
Bank Danamon Indonesia Tbk PT         455,000         260,941
Bank Internasional Indonesia
Tbk PT                              6,667,000         140,920
Bank Mandiri PT                     2,168,000         545,297
Bank Pan Indonesia Tbk PT(a)        1,950,272         100,321
Bank Rakyat Indonesia PT            2,240,000       1,187,106
Berlian Laju Tanker Tbk PT          1,250,000         287,463
Bumi Resources Tbk PT               8,789,000         705,676
Ciputra Development Tbk PT(a)      12,232,500         807,365
Gudang Garam Tbk PT                   763,500         856,516
Indah Kiat Pulp & Paper Corp.
Tbk PT(a)                           1,095,000         106,668
Indocement Tunggal Prakarsa
Tbk PT                                500,000         266,596
Indofood Sukses Makmur Tbk PT       8,176,500       1,106,351
Indonesian Satellite Corp.
Tbk PT                              1,322,500         735,541
International Nickel
Indonesia Tbk PT                      130,000         323,913
Jakarta International Hotels
& Development Tbk PT(a)             2,100,000         127,357
Kalbe Farma Tbk PT(a)               1,517,000         216,861
Kawasan Industri Jababeka Tbk PT    1,250,000          16,920
Matahari Putra Prima Tbk PT         1,600,000         143,804
Medco Energi Internasional
Tbk PT                                314,000         118,094
Perusahaan Gas Negara PT            1,361,000       1,777,357
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT              454,000         217,562
Ramayana Lestari Sentosa Tbk PT     4,100,000         390,325
Semen Gresik Persero Tbk PT           265,500         779,058
Telekomunikasi Indonesia Tbk PT     3,675,160       3,343,862
Tempo Scan Pacific Tbk PT(a)        2,000,000         160,336
Trimegah Securities Tbk PT          6,845,000         103,427
Unilever Indonesia Tbk PT             852,700         425,184
United Tractors Tbk PT              2,929,000       1,916,254
-------------------------------------------------------------
                                                 $ 23,087,244
-------------------------------------------------------------

ISRAEL -- 3.0%
-------------------------------------------------------------
Alvarion Ltd.(a)                       14,178    $     90,597
AudioCodes Ltd.(a)                     10,200          95,778
Bank Hapoalim B.M                     243,752       1,148,997
Bank Leumi Le-Israel                  253,024         990,343
Bezeq Israeli
Telecommunication Corp. Ltd.          922,638       1,151,694
Check Point Software
Technologies Ltd.(a)                   38,341         730,396
Delek Group Ltd.                          570          93,751
Discount Investment Corp.               3,650          88,230
ECI Telecom Ltd.(a)                    30,600         252,450
ECtel Ltd.(a)                             237           1,052
Elbit Systems Ltd.                      4,000         121,256
Gazit Globe (1982) Ltd.                14,000         158,005
Gilat Satellite Networks
Ltd.(a)                                18,600         169,279
Given Imaging Ltd.(a)                   8,000         152,720
Harel Insurance Investments Ltd.        3,000         134,151
IDB Development Corp. Ltd.              2,976          84,857
IDB Holding Corp. Ltd.                  7,103         172,143
Israel Chemicals Ltd.                 335,415       1,639,032
Israel Discount Bank Ltd.
(Series 'A')(a)                       275,000         517,628
Koor Industries Ltd.(a)                 3,023         159,407
Lipman Electrical
Engineering(a)                          4,000         112,636
M-Systems Flash Disk Pioneers
Ltd.(a)                                10,000         402,400
Makhteshim-Agan Industries Ltd.       200,757         989,747
Nice Systems Ltd.(a)                   15,800         437,856
Orbotech Ltd.(a)                       10,000         237,000
Ormat Industries Ltd.                  13,000         129,994
Osem Investment Ltd.                    5,695          48,762
Partner Communications Co., Ltd.       95,960         950,139
Property & Building Corp. Ltd.          1,000         131,362
RADVision Ltd.(a)                       6,800         112,200
Retalix Ltd.(a)                         5,000          89,705
Syneron Medical Ltd.(a)                15,600         360,360
Taro Pharmaceuticals
Industries Ltd.(a)                     14,244         189,445
Teva Pharmaceutical
Industries Ltd.                        82,999       2,822,038
Teva Pharmaceutical
Industries Ltd. (ADR)                  99,600       3,395,364
The Israel Corp. Ltd.                   1,850         763,634
United Mizrahi Bank Ltd.               30,000         183,769
-------------------------------------------------------------
                                                 $ 19,308,177
-------------------------------------------------------------

KENYA -- 1.0%
-------------------------------------------------------------
Athi River Mining Ltd.                561,200    $    711,163
Bamburi Cement Co., Ltd.              131,541         333,382
Barclays Bank of Kenya Ltd.           102,132         474,891
East African Breweries Ltd.           533,000       1,080,163
East African Portland Cement
Co., Ltd.(a)                           40,900          73,237
Kenya Airways Ltd.                  1,127,600       2,030,436
Kenya Commercial Bank Ltd.            241,940         643,174
Kenya Oil Co., Ltd.                    78,000         110,661
Kenya Power & Lighting Ltd.           112,650         342,385
Mumias Sugar Co., Ltd.(a)             181,638         137,431
Nation Media Group Ltd.                89,673         290,354
NIC Bank Ltd.                         147,120         200,618
Standard Chartered Bank Kenya
Ltd.                                   68,420         157,385
-------------------------------------------------------------
                                                 $  6,585,280
-------------------------------------------------------------

LATVIA -- 0.1%
-------------------------------------------------------------
Grindeks(a)                            12,000    $    147,635
Latvian Shipping Co.(a)                96,000         169,413
-------------------------------------------------------------
                                                 $    317,048
-------------------------------------------------------------

Lithuania -- 0.2%
-------------------------------------------------------------
Invalda PVA                            35,000    $    152,769
Klaipedos Nafta PVA                   300,000          99,040
Mazeikiu Nafta                         90,000         285,538
Pieno Zvaigzdes                        40,000          64,559
Rokiokio Suris                          3,000          52,204
Siauliu Bankas                        138,750         156,862
Snaige(a)                              21,000          66,545
Teo LT AB (GDR)(a)                     60,000         515,088
-------------------------------------------------------------
                                                 $  1,392,605
-------------------------------------------------------------

Malaysia -- 3.1%
-------------------------------------------------------------
Affin Holdings Bhd                    236,000    $    110,065
AMMB Holdings Bhd                     267,600         179,874
Arab-Malaysian Corp. Bhd
(AMCORP)(a)                           400,000         145,136
Berjaya Sports Toto Bhd               221,384         280,616
British American Tobacco
Malaysia Bhd                           20,700         239,947
Bumiputra-Commerce Holdings Bhd       345,733         622,924
Bursa Malaysia Bhd                     81,000         125,190
Digi.com Bhd                          100,000         338,937
DRB-Hicom Bhd                          42,200          16,462
EON Capital Bhd                        48,500          75,620
Fountain View Development
Bhd(a)                                 86,600           4,681
Gamuda Bhd                            409,400         445,822
Genting Bhd                           126,200         824,273
Golden Hope Plantations Bhd           100,000         126,911
Guinness Anchor Bhd                    67,000         104,571
Highlands & Lowlands Bhd              100,000         119,329
Hong Leong Bank Bhd                   144,400         209,474
Hong Leong Credit Bhd                  61,500          77,709
IGB Corp. Bhd                         312,000         122,703
IJM Corp. Bhd                         225,600         379,141
IOI Corp. Bhd                         212,187         932,081
Island & Peninsular Bhd                34,996          12,431
Kian Joo Can Factory Bhd              124,000          81,974
KLCC Property Holdings Bhd            250,000         149,132
Kuala Lumpur Kepong Bhd                44,900         132,791
Lafarge Malayan Cement Bhd          1,312,200         309,548
Magnum Corp. Bhd                      292,000         168,666
Malakoff Bhd                          151,600         402,842
Malayan Banking Bhd                   335,355       1,018,432
Malaysia International
Shipping Corp. Bhd                    289,700         675,757
Malaysian Bulk Carriers Bhd           164,000         110,282
Malaysian Oxygen Bhd                   93,900         313,170
Malaysian Pacific Industries
Bhd                                    65,500         177,513
Malaysian Plantations Bhd             134,800          81,842
Malaysian Resources Corp.
Bhd(a)                                560,000         118,325
Maxis Communications Bhd              338,400         816,411
MEMS Technology Bhd(a)                870,000         123,778
MMC Corp. Bhd                         233,000         192,061
Nestle Malaysia Bhd                     6,000          39,046
O.Y.L. Industries Bhd                 608,800         924,425
Petra Perdana Bhd                     128,000         117,190
Petronas Dagangan Bhd                 340,500         396,881
Petronas Gas Bhd                       71,000         168,449
PLUS (Projek Lebuhraya Utara
Selatan) Expressways Bhd              139,700         106,052
Pos Malaysia & Services
Holdings Bhd                          110,000         144,957
PPB Group Bhd                         252,000         300,651
PPB Oil Palms Bhd                      90,000         185,378
Proton Holdings Bhd                    46,300          61,014
Public Bank Bhd                       447,187         830,407
Ramatex Bhd                            78,300          45,010
Resorts World Bhd                     114,000         343,033
RHB Capital Bhd                       150,000         115,427
Road Builder Holdings Bhd             298,000         212,271
Scomi Group Bhd                       704,000         180,376
Shell Refining Co. Bhd                151,100         421,833
Sime Darby Bhd                        742,900       1,208,432
SP Setia Bhd                          140,000         143,492
Star Publications (Malaysia)
Bhd                                   104,000          93,621
Ta Ann Holdings Bhd                    80,000         168,113
Tan Chong Motor Holdings Bhd          219,000          74,227
Tanjong Plc                            68,000         232,187
Telekom Malaysia Bhd                  310,100         768,944
Tenaga Nasional Bhd                   169,825         446,666
TIME Engineering Bhd(a)               103,900          17,282
Titan Chemicals Corp. Bhd             678,200         218,833
Top Glove Corp. Bhd                    75,000         179,034
Transmile Group Bhd                    35,000         110,087
Uchi Technologies Bhd                 122,400         102,841
UEM Builders Bhd(a)                   457,000         155,846
UEM World Bhd                         468,000         195,078
UMW Holdings Bhd                       57,000         112,053
YTL Corp. Bhd                         155,584         223,524
YTL e-Solutions Bhd                   577,000          22,686
YTL Power International Bhd           257,000         136,565
-------------------------------------------------------------
                                                 $ 19,568,332
-------------------------------------------------------------

MAURITIUS -- 0.5%
-------------------------------------------------------------
Air Mauritius Ltd.                     83,400    $     48,968
Ireland Blyth Ltd.                     64,209          75,400
Mauritius Commercial Bank             463,595         959,854
Mauritius Development
Investment Trust Co., Ltd.            300,000          78,337
Mon Tresor & Mon Desert Ltd.           23,449          36,956
New Mauritius Hotels Ltd.             235,400         578,316
Rogers & Co., Ltd.                     48,555         285,391
Shell Mauritius Ltd.                   22,000          38,043
State Bank of Mauritius Ltd.          641,899         771,628
Sun Resorts Ltd.                       95,730         168,622
United Basalt Products Ltd.            85,125         123,899
-------------------------------------------------------------
                                                 $  3,165,414
-------------------------------------------------------------

MEXICO -- 6.8%
-------------------------------------------------------------
Alfa SA de CV                         381,572    $  2,084,661
America Movil SA de CV
(Series 'L')                        4,043,360       7,977,353
America Telecom SA de CV
(Series 'A1')(a)                      141,061         955,476
Carso Global Telecom SA de CV         160,800         489,472
(Series 'A1)(a)
Cemex SAB de CV (Series 'CPO')      1,784,570       5,383,524
Coca-Cola Femsa SA de CV               19,000          59,045
Consorcio ARA SA de CV                118,000         579,231
Corporacion GEO SA de CV
(Series 'B')(a)                        70,000         294,352
Desarrolladora Homex SA de
CV(a)                                  25,100         157,577
Empresas ICA SA de CV(a)              346,819       1,248,690
Fomento Economico Mexicano SA
de CV (Series 'UBD')                  158,800       1,541,401
Grupo Aeroportuario del
Surests SA de CV (Class 'B'
Shares)                                72,826         271,473
Grupo Bimbo SA de CV                  141,527         495,530
Grupo Carso SA de CV (Series
'A1')                                 731,000       2,126,787
Grupo Elektra SA de CV                  9,626          92,341
Grupo Financiero Banorte SA
de CV (Class 'O' Shares)            1,512,100       4,730,661
Grupo Financiero Inbursa SA
de CV (Class 'O' Shares)            1,060,808       1,856,625
Grupo IMSA SA de CV(a)                 28,827         125,805
Grupo Iusacell SA de CV(a)            136,250         879,532
Grupo Mexico SAB de CV
(Series 'B')                          339,330       1,062,224
Grupo Modelo SA de CV (Series
'C')                                  146,000         637,031
Grupo Televisa SA (Series
'CPO')                                392,118       1,671,682
Impulsora del Desarrollo y el
Empleo en America Latina SA
de CV(a)                            1,268,730       1,228,501
Industrias CH SA (Series
'B')(a)                                39,452         133,435
Industrias Penoles SA de CV            29,929         232,575
Kimberly-Clark de Mexico SA
de CV                                 121,570         491,862
Telefonos de Mexico SA de CV
(Series 'L')                        2,262,460       2,900,392
TV Azteca SA de CV                    593,565         385,321
Urbi Desarrollos Urbanos SA
de CV(a)                              183,000         514,954
US Commercial Corp. SA de
CV(a)                                 128,000          27,930
Vitro SA de CV (Series 'A')           102,400         120,566
Wal-Mart de Mexico SA de CV
(Series 'V')                          729,632       2,481,031
-------------------------------------------------------------
                                                 $ 43,237,040
-------------------------------------------------------------

MOROCCO -- 1.7%
-------------------------------------------------------------
Attijariwafa Bank                       8,180    $  1,875,254
Banque Marocaine du Commerce
Exterieur (BMCE)                        9,120       1,128,060
Banque Marocaine pour le
Commerce et L' Industrie (BMCI)         2,200         259,030
Centrale Laitiere                         420         229,835
Ciments du Maroc                        1,665         429,072
Cosumar Compagnie Sucriere
Marocaine et de Raffinage               1,637         170,149
CTM(a)                                  1,560          36,763
Holcim Maroc SA                         2,082         479,103
Lafarge Ciments                           700         354,367
Lesieur Cristal SA                      1,663         129,468
Managem                                 2,800         114,169
Maroc Telecom                          89,100       1,346,746
Maroc Telecom                          35,000         540,370
ONA SA                                  9,623       1,465,195
Samir                                   6,247         622,306
Societe des Brasseries du
Maroc                                   3,529         726,040
Societe Nationale
d'Investissement                        2,630         406,147
SONASID (Societe Nationale de           1,700         380,264
Siderurgie)
-------------------------------------------------------------
                                                 $ 10,692,338
-------------------------------------------------------------

NETHERLANDS -- 0.5%
-------------------------------------------------------------
Zentiva NV                             50,600    $  2,952,605
-------------------------------------------------------------
                                                 $  2,952,605
-------------------------------------------------------------

NIGERIA -- 1.0%
-------------------------------------------------------------
African Petroleum Plc(a)              894,000    $    261,200
Ashaka Cement Plc(a)                  612,000         245,563
Cadbury Nigeria Plc                   400,000         201,509
Conoil Plc                            322,000         151,906
First Bank of Nigeria Plc(a)        3,856,000       1,045,491
Guaranty Trust Bank Plc             4,366,666         629,399
Guiness Nigeria Plc                   335,000         407,690
Mobil Nigeria Plc(a)                  119,008         172,582
Nestle Foods Nigeria Plc               80,000         143,762
Nigeria Bottling Co., Plc             300,000         112,568
Nigerian Breweries Plc(a)             401,000         130,438
Oando Plc                             339,000         184,859
Oceanic Bank International
Plc(a)                              1,927,000         192,925
PZ Industries Plc(a)                2,216,666         423,127
Total Nigeria Plc                     149,500         216,650
UACN                                1,581,000         320,881
UACN Property Development
Co., Plc                            2,000,000         218,153
Unilever Nigeria Plc(a)             3,750,000         441,761
Union Bank of Nigeria Plc           2,346,666         440,628
United Bank for Africa Plc(a)       1,200,000         221,488
Zenith Bank Ltd.                    2,000,000         389,716
-------------------------------------------------------------
                                                 $  6,552,296
-------------------------------------------------------------

PAKISTAN -- 0.8%
-------------------------------------------------------------
Bank Alfalah Ltd.(a)                  127,000    $     97,007
Bank of Punjab(a)                      66,000          93,577
D.G. Khan Cement Co., Ltd.(a)          60,000          95,128
Engro Chemical Pakistan Ltd.           51,000         150,852
Fauji Fertilizer Bin Qasim
Ltd.                                  141,000          65,134
Fauji Fertilizer Co., Ltd.             89,000         171,974
Faysal Bank Ltd.                       92,000          99,209
Hub Power Co., Ltd.                   653,000         280,396
Indus Motor Co., Ltd.                  80,500         273,042
Kot Addu Power Co., Ltd.(a)           137,500         101,621
Lucky Cement Ltd. (a)                  98,000         163,144
Maple Leaf Cement Factory
Ltd.(a)                               143,000          61,168
Muslim Commercial Bank Ltd.           177,000         745,417
National Bank of Pakistan              76,800         321,215
National Refinery Ltd.                 16,000          73,196
Nishat Chunian Ltd.(a)                260,000         222,428
Nishat Mills Ltd.(a)                  173,000         254,534
Oil & Gas Development Co.,
Ltd.                                   95,000         200,009
Pak Suzuki Motor Co., Ltd.             31,500         209,367
Pakistan Industrial Credit &
Investment Corp. Ltd.                  96,500         116,119
Pakistan Oil Fields Ltd.(a)            39,000         214,689
Pakistan Petroleum Ltd.(a)             67,000         259,702
Pakistan State Oil Co., Ltd.           40,000         206,144
Pakistan Telecommunication
Co., Ltd.                             366,000         248,735
Shell Pakistan Ltd.                    12,500          97,234
SUI Northern Gas Pipelines            127,000         182,582
Ltd.(a)
SUI Southern Gas Co., Ltd.(a)         291,000         134,086
Telecard Ltd.(a)                      517,000          97,765
Union Bank Ltd.(a)                     47,300         105,068
-------------------------------------------------------------
                                                 $  5,340,542
-------------------------------------------------------------

PERU -- 1.6%
-------------------------------------------------------------
Alicorp SA                          1,589,463    $  1,027,670
Cementos Lima SA                        4,981          70,544
Cia de Minas Buenaventura SA           78,089       2,150,557
Compania Minera Atacocha SA            51,862         129,336
Compania Minera Milpo SA              270,757         800,267
Credicorp Ltd.                         56,400       2,367,672
Credicorp Ltd.(a)                       1,800          74,970
Edegel SA                           1,814,811         704,021
Empresa Agroindustrial Casa
Grande SA(a)                           78,200         108,344
Ferreyros SA                          263,091         266,493
Grana y Montero SA(a)                 226,974         255,066
Luz del Sur SAA                        83,400          88,587
Minsur SA                             353,485         514,773
Sociedad Minera Cerro Verde
SA(a)                                  47,600         556,920
Sociedad Minera el Brocal SA           30,100         194,149
Southern Copper Corp.                   4,530         421,245
Volcan Cia Minera SA (Class
'B' Shares)(a)                        109,212         175,519
-------------------------------------------------------------
                                                 $  9,906,133
-------------------------------------------------------------

PHILIPPINES -- 2.6%
-------------------------------------------------------------
Aboitiz Equity Ventures, Inc.       2,000,000    $    207,896
Ayala Corp.                            95,856         912,091
Ayala Land, Inc.                    2,474,840         707,334
Banco De Oro(a)                       400,000         317,629
Bank of the Philippine Islands      1,070,064       1,250,577
Benpres Holdings Corp.(a)          31,820,000         816,948
Equitable PCI Bank, Inc.(a)           485,000         729,929
Filinvest Land, Inc.(a)            12,884,437         423,590
Globe Telecom, Inc.                    17,000         367,428
International Container
Terminal Services, Inc.               514,000         171,861
JG Summit Holding, Inc.             4,200,000         503,372
Jollibee Foods Corp.                  500,000         355,274
Manila Electric Co.(a)                394,286         232,227
Metropolitan Bank & Trust Co.         728,875         599,809
Petron Corp.                        7,477,423         621,831
Philippine Long Distance
Telephone Co.                         114,060       5,115,589
San Miguel Corp. (Class 'B'
Shares)                             1,721,900       2,611,523
SM Investments Corp.                  100,000         500,607
SM Prime Holdings, Inc.             2,749,000         463,152
-------------------------------------------------------------
                                                 $ 16,908,667
-------------------------------------------------------------

POLAND -- 3.1%
-------------------------------------------------------------
Agora SA                               53,392    $    503,936
Bank Millennium SA                    196,243         400,262
Bank Pekao SA(a)                       36,600       2,275,695
Bank Przemyslowo-Handlowy BPH           3,226         830,425
Bank Zachodni WBK SA                    7,350         450,954
BRE Bank SA(a)                          4,000         307,543
Budimex SA(a)                           9,900         240,151
Cersanit-Krasnystaw SA(a)              63,800         630,494
ComArch SA(a)                           4,100         202,582
ComputerLand SA                        10,172         331,040
Echo Investment SA(a)                  24,000         523,764
Globe Trade Centre SA(a)               15,000         143,466
Grupa Lotos SA(a)                      17,767         261,890
KGHM Polska Miedz SA                   58,290       1,866,397
KGHM Polska Miedz SA (GDR)             11,300         723,200
Netia SA                              120,000         179,160
Orbis SA                               60,680         893,359
Polish Oil & Gas(a)                   320,015         322,324
Polska Grupa Farmaceutyczna SA          9,000         201,376
Polski Koncern Naftowy Orlen SA       122,225       1,905,624
Powszechna Kasa Oszczednosci
Bank Polski SA                        135,636       1,579,190
Prokom Software SA                     24,781       1,030,002
Softbank SA                            32,523         414,929
Telekomunikacja Polska SA             133,106         844,004
Telekomunikacja Polska SA
(GDR)                                 169,000       1,064,700
Telekomunikacja Polska SA
(GDR)(144A)                            76,100         479,430
TVN SA(a)                              27,711         931,841
-------------------------------------------------------------
                                                 $ 19,537,738
-------------------------------------------------------------

ROMANIA -- 0.8%
-------------------------------------------------------------
Antibiotice SA(a)                     907,000    $    444,822
Banca Transilvania(a)               3,318,000       1,258,770
BRD-Group Societe Generale            251,000       1,627,366
Impact SA(a)                        3,116,026         557,837
Rompetrol Rafinare SA(a)            7,501,000         242,280
SNP Petrom SA                       3,796,106         760,725
-------------------------------------------------------------
                                                 $  4,891,800
-------------------------------------------------------------

RUSSIA -- 6.3%
-------------------------------------------------------------
Aeroflot - Russian                    100,000    $    230,500
International Airlines
AvtoVAZ                                21,000       1,290,450
Cherepovets MK Severstal(a)            25,804         302,080
Golden Telecom, Inc. (ADR)                700          21,175
Irkutskenergo (ADR)                    11,500         345,000
JSC MMC Norilsk Nickel (ADR)           12,900       1,677,000
JSC Scientific Production
Corp. Irkut (ADR)(a)                   18,333         668,238
LUKOIL (ADR)                           60,100       4,537,550
Magadanenergo(a)                    1,000,000          64,000
Mobile Telesystems (ADR)               15,800         596,766
Mosenergo (ADR)                        12,900         245,100
OAO Gazprom(b)                      1,091,300      11,700,836
Polyus Gold Co.(a)                     12,900         566,310
Rostelecom                             75,000         375,000
Sberbank RF                             2,000       4,355,623
Sberbank RF (GDR)                       8,042       1,753,156
Sibneft                                77,000         299,145
Surgutneftegaz (ADR)                   35,200       2,284,480
Surgutneftegaz (ADR) (PFD
Shares)                                24,500       2,113,125
Tatneft (ADR)                           7,250         616,250
Transneft                                 200         382,176
Unified Energy System (GDR)            30,494       2,226,062
United Heavy Machinery
Uralmash-Izhora Group(a)               44,500         353,775
Uralsvyazinform (ADR)(a)                6,329          50,505
VimpelCom (ADR)(a)                     19,500       1,181,505
Wimm-Bill-Dann Foods OJSC              49,500       2,203,740
(ADR)
-------------------------------------------------------------
                                                 $ 40,439,547
-------------------------------------------------------------

SOUTH AFRICA -- 6.0%
-------------------------------------------------------------
ABSA Group Ltd.                        51,073    $    653,127
Adcorp Holdings Ltd.(a)                33,900         101,257
AECI Ltd.(a)                           25,300         192,190
African Bank Investments Ltd.          56,000         159,071
African Oxygen Ltd. (AFROX)            32,000         121,613
Alexander Forbes Ltd.                 132,100         272,045
Allan Gray Property Trust(a)          136,900          90,846
Allied Electronics Corp. Ltd.          23,200          83,627
Allied Technologies Ltd.               14,300         101,183
Anglo Platinum Ltd.                     9,500         958,581
AngloGold Ashanti Ltd.                 12,562         473,072
AngloGold Ashanti Ltd. (ADR)           20,619         778,161
Aspen Pharmacare Holdings Ltd.         63,510         284,628
Aveng Ltd.(a)                         166,700         589,895
AVI Ltd.                               52,000         106,295
Barloworld Ltd.                        62,900       1,047,647
BidBEE Ltd.(a)                         27,662         208,746
Bidvest Group Ltd.                    144,537       2,097,843
Business Connexion Group              127,400         129,038
DataTec Ltd.                           98,000         396,996
Discovery Holdings Ltd.(a)             36,400         104,415
Edgars Consolidated Stores Ltd.       120,000         462,611
Ellerine Holdings Ltd.(a)              17,300         144,833
FirstRand Ltd.                        581,385       1,322,068
Foschini Ltd.                          27,423         161,981
Gold Fields Ltd.                       87,380       1,550,110
Grindrod Ltd.                          65,000         117,966
Group Five Ltd.                        52,000         233,861
Growthpoint Properties Ltd.            71,100          99,771
Harmony Gold Mining Co.,
Ltd.(a)                                64,900         841,427
Impala Platinum Holdings Ltd.          11,321       1,867,834
Imperial Holdings Ltd.                 43,312         718,703
Investec Ltd.(a)                       16,500         154,399
JD Group Ltd.                          14,214         118,990
Johnnic Communications Ltd.            13,578         115,202
Johnnic Holdings Ltd.                     200             254
Kumba Resources Ltd.(a)                11,000         186,594
Liberty Group Ltd.                     15,000         141,571
Massmart Holdings Ltd.                 24,800         181,484
Metropolitan Holdings Ltd.             65,000         102,489
Mittal Steel South Africa Ltd.         27,000         272,330
MTN Group Ltd.                        491,480       3,977,041
Murray & Roberts Holdings Ltd.        137,500         565,412
Mustek Ltd.                            53,000          66,563
Mvelaphanda Group Ltd.                295,100         322,920
Nampak Ltd.                            65,700         153,929
Naspers Ltd. (Class 'N'
Shares)                                63,368         975,822
Nedbank Group Ltd.                     29,083         427,066
Network Healthcare Holdings
Ltd.                                  305,800         487,597
Pick'n Pay Stores Ltd.                104,260         386,433
Remgro Ltd.                            90,705       1,794,727
Reunert Ltd.                           65,500         574,263
RMB Holdings Ltd.                      96,800         335,798
Sanlam Ltd.                           273,690         601,650
Sappi Ltd.                             23,820         306,954
Sasol Ltd.                             97,736       3,220,943
Shoprite Holdings Ltd.                126,153         395,488
Standard Bank Group Ltd.              173,053       1,729,661
Steinhoff International
Holdings Ltd.                         280,700         905,842
Sun International Ltd.                 19,000         240,778
Telkom South Africa Ltd.               90,000       1,555,459
Tiger Brands Ltd.                      62,016       1,129,552
Tongaat-Hulett Group Ltd.(a)            8,400          96,092
Tradehold Ltd.(a)                      29,862           8,588
Trencor Ltd.                           25,400          84,373
Truworths International Ltd.           66,000         198,066
Woolworths Holdings Ltd.               98,942         174,309
-------------------------------------------------------------
                                                 $ 38,460,080
-------------------------------------------------------------

SOUTH KOREA -- 6.0%
-------------------------------------------------------------
Amorepacific Corp.                        151    $     20,660
Amorepacific Corp.(a)                     248         115,472
Asiana Airlines(a)                     13,400          97,775
Dacom Corp.(a)                          5,800         140,114
Daelim Industrial Co., Ltd.             2,500         169,912
Daesang Corp.(a)                       27,000         336,178
Daesang Holdings Co., Ltd.(a)          18,000          98,225
Daewoo Engineering &
Construction Co., Ltd.                 13,000         247,221
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.                   8,500         274,603
Dongkuk Steel Mill Co., Ltd.(a)         9,400         177,370
Doosan Heavy Industries and
Construction Co., Ltd.(a)               3,000         124,766
GS Engineering & Construction
Corp.                                   4,000         279,684
GS Holdings Corp.                       5,554         194,062
Hana Financial Group, Inc.             18,765         859,488
Hanarotelecom, Inc.(a)                  7,000          51,479
Hanjin Heavy Industries &
Construction Co., Ltd.(a)               4,200         115,917
Hanjin Shipping Co., Ltd.               5,300         132,163
Hanwha Corp.                            9,800         308,938
Hanwha Securities Co., Ltd.            40,000         384,461
Hite Brewery Co., Ltd.                  1,950         240,881
Honam Petrochemical Corp.(a)            2,600         161,873
Hynix Semiconductor, Inc.(a)           24,070         947,169
Hyundai Development Co.                 6,700         299,042
Hyundai Engineering &
Construction Co., Ltd.(a)               6,500         349,378
Hyundai Heavy Industries Co.,
Ltd.                                    4,000         553,499
Hyundai Merchant Marine Co., Ltd.       8,700         167,361
Hyundai Mobis                           3,800         389,751
Hyundai Motor Co.                      17,770       1,519,366
Hyundai Motor Co. Ltd. (PFD
Shares)                                 4,200         219,281
Hyundai Steel Co.(a)                    8,500         296,022
Industrial Bank of Korea(a)            12,600         215,533
Kangwon Land, Inc.                     36,658         773,559
KCC Corp.                                 500         143,162
Kia Motors Corp.                       11,000         178,323
Kookmin Bank(a)                         5,100         399,306
Kookmin Bank (ADR)                     18,084       1,411,095
Korea Electric Power Corp.             40,830       1,589,221
Korea Express Co., Ltd.(a)              2,000         146,824
Korea Gas Corp.                         4,400         176,289
Korea Zinc Co., Ltd.                    2,300         208,088
Korean Air Lines Co., Ltd.              8,086         296,467
KT Corp.                               30,600       1,319,093
KT Freetel Co., Ltd.                   14,400         441,133
KT&G Corp.                             27,980       1,699,852
KTBNetwork Co., Ltd. (ADR)(a)          80,000         452,227
LG Chem Ltd. (GDR)(144A)                9,240         183,531
LG Corp.                                8,900         258,634
LG Electronics, Inc.                    9,019         581,467
LG Petrochemical Co., Ltd.(a)           4,500          98,098
LG Telecom Ltd.(a)                     20,000         233,387
NHN Corp.(a)                            2,400         251,274
Poongsan Corp.(a)                       5,600         118,370
POSCO                                  12,090       3,146,595
S-Oil Corp.                             5,500         367,293
Samsung Corp.                          25,930         821,124
Samsung Electro-Mechanics
Co., Ltd.(a)                            4,200         172,857
Samsung Electronics Co. Ltd.
(PFD Shares)(a)                         1,400         734,937
Samsung Electronics Co., Ltd.           8,138       5,703,786
Samsung Fine Chemicals Co.,
Ltd.(a)                                 4,300         125,633
Samsung Fire & Marine
Insurance Co., Ltd.                     7,734       1,188,333
Samsung Heavy Industries Co.,
Ltd.                                    9,500         231,762
Samsung Securities Co., Ltd.            3,870         219,656
Samsung Techwin Co., Ltd.(a)            4,000         163,583
Shinhan Financial Group Co., Ltd.      22,630       1,017,317
Shinsegae Co., Ltd.                     1,300         672,716
SK Chemicals Co., Ltd.(a)               3,200         131,699
SK Corp.                               14,800         983,404
SK Securities Co., Ltd.               470,000         546,439
SK Telecom Co., Ltd.                    2,180         463,524
SK Telecom Co., Ltd. (ADR)             49,526       1,170,299
Ssangyong Cement Industrial
Co., Ltd.(a)                            8,600         108,241
Trigem Computer, Inc.(a)(c)             2,389              --
Woori Finance Holdings Co.,
Ltd.(a)                                 8,200         172,774
-------------------------------------------------------------
                                                 $ 38,589,016
-------------------------------------------------------------

Taiwan -- 6.2%
-------------------------------------------------------------
Acer, Inc.                            281,984    $    477,130
Advanced Semiconductor
Engineering, Inc.(a)                  161,000         149,742
Advanced Semiconductor
Engineering, Inc. (ADR)(a)             27,495         128,402
Asia Cement Corp.                     449,810         325,820
Astro All Asia Networks PLC           136,500         183,610
Asustek Computer, Inc.                256,456         602,204
AU Optronics Corp.                    209,030         295,627
AU Optronics Corp. (ADR)               30,602         436,083
BenQ Corp.(a)                         194,000         113,983
Catcher Technology Co., Ltd.           29,337         251,708
Cathay Financial Holding Co.,
Ltd.                                  599,058       1,200,653
Chang Hwa Commercial Bank(a)          395,000         238,097
Cheng Uei Precision Industry
Co., Ltd.                              24,125          86,162
Chi Mei Optoelectronics
Corp.(a)                              360,828         398,670
China Development Financial
Holding Corp.                         958,930         398,048
China Motor Corp.                     148,190         128,972
China Steel Corp.                     944,375         813,194
Chinatrust Financial Holding
Co., Ltd.                             714,358         532,065
Chunghwa Telecom Co., Ltd.            923,100       1,539,600
Chunghwa Telecom Co., Ltd.
(ADR)                                  49,164         851,029
Compal Communications, Inc.            25,300         112,109
Compal Electronics, Inc.              335,723         296,876
Cosmos Bank Taiwan(a)                 238,000          85,931
D-Link Corp.                          115,500         121,979
Delta Electronics, Inc.               138,600         397,607
E.Sun Financial Holding Co.,          260,023         155,832
Ltd.
Eva Airways Corp.                     736,032         293,411
Evergreen Marine Corp.                754,292         429,793
Everlight Electronics Co.,
Ltd.                                   43,860         120,954
Far Eastern International
Bank(a)                               212,338          89,723
Far Eastern Textile Ltd.              183,168         135,820
Far EasTone
Telecommunications Co., Ltd.          828,000         896,809
First Financial Holding Co.,
Ltd.                                  391,345         265,780
Formosa Chemicals & Fibre
Corp.                                 280,160         414,770
Formosa Petrochemical Corp.           956,460       1,848,358
Formosa Plastics Corp.                579,941         827,905
Foxconn Technology Co., Ltd.           47,150         424,463
Fu Sheng Industrial Co., Ltd.         146,640         137,443
Fubon Financial Holding Co.,
Ltd.                                  650,000         538,553
Fuhwa Financial Holdings Co.,
Ltd.(a)                               263,000         115,156
High Tech Computer Corp.               38,496       1,017,657
Hon Hai Precision Industry
Co., Ltd.                             371,932       2,263,717
Hotai Motor Co., Ltd.                  98,000         188,569
Hsinchu International Bank            193,639         108,970
Hua Nan Financial Holdings
Co., Ltd.                             355,000         233,037
Inventec Co., Ltd.                    228,800         148,742
KGI Securities Co., Ltd.(a)           283,000          85,783
King Yuan Electronics Co.,
Ltd.                                  126,354          93,274
Largan Precision Co., Ltd.             14,700         300,750
Lite-On Technology Corp.              273,337         337,605
Macronix International Co.,
Ltd.(a)                               448,000         136,649
MediaTek, Inc.                         85,360         808,329
Mega Financial Holding Co.,
Ltd.                                  982,000         694,252
Motech Industries, Inc.                 9,920         140,958
Nan Ya Plastics Corp.                 913,610       1,277,524
Nanya Technology Corp.                168,279         110,629
Novatek Microelectronics
Corp. Ltd.                             27,747         130,809
Phoenix Precision Technology
Corp.                                  78,270         103,885
Pou Chen Corp.                        725,532         594,315
Powerchip Semiconductor Corp.         571,977         364,821
President Chain Store Corp.           545,000       1,174,849
ProMOS Technologies, Inc.(a)          318,000         124,568
Quanta Computer, Inc.                 234,904         336,294
Quanta Display, Inc.(a)               292,000         122,138
Realtek Semiconductor Corp.           101,850         125,242
Shin Kong Financial Holding
Co., Ltd.                             300,633         276,672
Siliconware Precision
Industries Co. (ADR)                   72,441         431,021
SinoPac Financial Holdings
Co., Ltd.                             644,523         307,180
Synnex Technology
International Corp.                   466,829         415,857
Taishin Financial Holdings
Co., Ltd.(a)                          496,888         251,696
Taiwan Business Bank(a)               274,238          78,964
Taiwan Cement Corp.                   345,971         259,277
Taiwan Mobile Co., Ltd.             1,345,000       1,285,472
Taiwan Semiconductor
Manufacturing Co., Ltd.             2,036,857       3,676,235
Tatung Co., Ltd.(a)                   358,000         126,878
Teco Electric & Machinery
Co., Ltd.                             389,000         135,723
Teco Electric & Machinery
Co., Ltd. (GDR)                            42             147
U-Ming Marine Transport Corp.         202,000         220,431
Uni-President Enterprises
Corp.                               2,276,000       2,003,391
United Microelectronics Corp.         427,326         239,131
United Microelectronics Corp.
(ADR)                                 228,488         703,744
Via Technologies, Inc.(a)             142,000         109,146
Walsin Lihwa
Corp.(a)                            1,085,980         486,739
Wan Hai Lines Ltd.                    308,000         169,128
Winbond Electronics Corp.(a)          338,000         101,392
Wintek Corp.                            6,812           6,156
Yageo Corp.(a)                        303,000         106,178
Yang Ming Marine Transport            292,870         150,360
Yuanta Core Pacific
Securities Co.                        322,000         214,631
Yuen Foong Yu Paper
Manufacturing Co., Ltd.               312,438         112,747
-------------------------------------------------------------
                                                 $ 39,751,733
-------------------------------------------------------------

THAILAND -- 2.9%
-------------------------------------------------------------
Advanced Info Service Pcl(d)          403,900    $    964,716
Airports of Thailand Pcl(d)            92,400         142,589
Amata Corp. Pcl(a)(d)                 225,600          76,231
Aromatics (Thailand) Pcl(d)           145,000         128,276
Bangkok Bank Pcl(a)                   231,900         659,140
Bangkok Bank Pcl(d)                   144,900         422,741
Bangkok Expressway Pcl(d)             194,700         107,749
Bank of Ayudhya Pcl(d)                200,400          91,647
Bank of Ayudhya Pcl(a)                272,400         124,515
Bank of Ayudhya Pcl (NVDR)(a)         231,100         105,636
BankThai Pcl(a)(d)                    643,800         107,057
Banpu Pcl(d)                           62,700         243,257
BEC World Pcl(d)                      475,300         214,982
Big C Supercenter Pcl (NVDR)          113,000         114,189
Cal-Comp Electronics
(Thailand) Pcl(d)                   1,500,000         154,849
Central Pattana Pcl(d)                540,700         276,212
Ch. Karnchang Pcl(a)(d)               476,500         105,861
Charoen Pokphand Foods Pcl(d)       3,314,800         421,571
CP Seven Eleven Pcl(d)              1,500,000         239,457
Delta Electronics (Thailand)
Pcl(d)                                934,670         445,140
Electricity Generating Pcl(d)         114,500         246,165
Hana Microelectronics Pcl(d)        1,084,100         800,420
Italian-Thai Development
Pcl(d)                              2,003,000         301,103
Kasikornbank Pcl(d)                   784,600       1,438,823
Krung Thai Bank Pcl(d)              1,109,000         339,324
Land and Houses Pcl(a)(d)             889,000         171,123
Land and Houses Pcl(d)              1,130,000         223,407
Loxley Pcl(a)(d)                    2,001,400         125,670
Major Cineplex Group Pcl(d)           754,100         296,945
Minor International Pcl(d)          2,042,940         519,092
National Finance Pcl(d)               523,300         211,409
Precious Shipping Pcl(d)              193,000         209,252
PTT Chemical Pcl(d)                    78,489         157,667
PTT Exploration & Production
Pcl(d)                                293,000         826,340
PTT Pcl(d)                            314,500       1,807,423
Quality House Pcl(d)                4,710,000         136,595
Ratchaburi Electricity
Generating Holding Pcl(d)             261,100         243,142
Saha-Union Pcl(d)                      98,700          56,460
Shin Corp. Pcl (NVDR)                 426,000         334,362
Siam Cement Pcl(a)(d)                 139,600         882,369
Siam Cement Pcl(d)                     43,400         294,977
Siam City Bank Pcl(a)(d)              267,000         141,611
Siam City Cement Pcl(d)                42,900         267,091
Siam Commercial Bank Pcl(d)           401,000         650,818
Siam Makro Pcl(d)                     157,600         287,232
Thai Airways International
Pcl(d)                                269,000         331,911
Thai Military Bank Pcl(a)(d)        2,189,842         198,097
Thai Oil Pcl(d)                       231,900         370,201
Thai Petrochemical Industry
Pcl(a)(d)                           2,824,000         514,684
Thai Stanley Electric Pcl(d)           26,000         103,765
Thai Union Frozen Products
Pcl(a)(d)                             233,000         147,444
Thai Union Frozen Products            230,000         146,850
Pcl(d)
TISCO Bank Pcl(d)                     150,000          88,529
Total Access Communication
Pcl(a)                                 95,000         381,902
True Corp. Pcl(a)(d)                  730,768         174,988
TT&T Pcl(a)(d)                      3,676,000         163,334
-------------------------------------------------------------
                                                 $ 18,736,340
-------------------------------------------------------------

TURKEY -- 3.2%
-------------------------------------------------------------
Ak Enerji Elektrik Uretim              33,055    $     92,341
Otoprodukor Grubu AS(a)
Akbank TAS                            334,689       1,708,249
Aksigorta AS(a)                        52,000         193,488
Anadolu Anonim Turk Sigorta
Sirketi(a)                             43,900          69,243
Anadolu Cam Sanayii AS(a)              26,600          88,640
Anadolu Efes Biracilik ve
Malt Sanayii AS                        41,576       1,029,653
Arcelik AS                             61,583         382,653
Aygaz AS(a)                            87,450         194,960
Cimsa Cimento Sanayi ve
Ticaret AS                             64,400         371,315
Denizbank AS(a)                        37,300         373,487
Dogan Sirketler Grubu Holding
AS                                    240,500         929,856
Dogan Yayin Holding AS(a)              88,698         276,677
Dogus Otomotiv Servis ve
Ticaret AS(a)                          31,400         145,806
Enka Insaat ve Sanayi AS               80,199         586,856
Eregli Demir ve Celik
Fabrikalari TAS                       156,693         697,034
Finansbank AS(a)                      252,719       1,001,712
Ford Otomotiv Sanayi AS                42,700         278,781
Haci Omer Sabanci Holding AS          315,237       1,111,784
Hurriyet Gazetecilik ve
Matbaacilik AS                         82,000         205,210
Ihlas Holding AS(a)                   402,300         154,095
KOC Holding AS(a)                     325,538       1,043,579
Migros Turk TAS(a)                     48,833         489,867
Nortel Networks Netas
Telekomunikasyon AS                     1,764          35,810
Petkim Petrokimya Holding
AS(a)                                  89,300         297,216
Sekerbank TAS(a)                       49,700         159,609
Tofas Turk Otomobil Fabrikasi
AS(a)                                  43,900         117,065
Trakya CAM Sanayi AS                  132,697         339,591
Tupras-Turkiye Petrol
Rafinerileri AS                        82,641       1,264,720
Turk Hava Yollari Anonim
Ortakligi (THY) AS(a)                 133,348         515,239
Turk Sise ve Cam Fabrikalari
AS(a)                                  81,900         263,627
Turkcell Iletisim Hizmet AS
(ADR)                                  38,494         511,970
Turkcell Iletisim Hizmetleri
AS                                    364,294       1,873,896
Turkiye Garanti Bankasi AS            497,087       1,468,462
Turkiye Is Bankasi                    189,628       1,005,620
Turkiye Sinai Kalkinma
Bankasi AS(a)                          60,000         109,266
Turkiye Vakiflar Bankasi
T.A.O                                 162,700         716,292
Vestel Elektronik Sanayi va
Ticaret AS(a)                          15,295          35,749
Yapi ve Kredi Bankasi(a)              241,539         418,718
Zorlu Enerji Elektrik Uretim
AS(a)                                  28,500          82,239
-------------------------------------------------------------
                                                 $ 20,640,375
-------------------------------------------------------------

UNITED ARAB EMIRATES -- 0.9%
-------------------------------------------------------------
Amlak Finance (PJSC)(a)               103,000    $    205,560
Arabtec Holding Co.(a)                 78,000         104,273
Aramex (PJSC)(a)                      958,000         915,523
Dubai Investments (PJSC)(a)           620,000         909,866
Dubai Islamic Bank(a)                 238,000         699,838
Emaar Properties (PJSC)(a)            700,000       2,668,228
National Central Cooling Co.
(Tabreed)(a)                          117,000         100,982
Union Properties(a)                   162,000         150,406
-------------------------------------------------------------
                                                 $  5,754,676
-------------------------------------------------------------

UNITED STATES -- 0.3%
-------------------------------------------------------------
Southern Copper Corp.                  22,169    $  2,050,632
-------------------------------------------------------------
                                                 $  2,050,632
-------------------------------------------------------------

Venezuela -- 0.4%
-------------------------------------------------------------
Cia Anonima Nacional                   65,152    $  1,237,888
Telefonos de Venezuela CANTV
(ADR)
Mercantil Servicios
Financieros CA (Series B)
(ADR)                                 161,700       1,015,347
-------------------------------------------------------------
                                                 $  2,253,235
-------------------------------------------------------------

ZIMBABWE -- 0.8%
-------------------------------------------------------------
Ariston Holdings Ltd.(a)              597,393    $    119,479
Barclays Bank Zimbabwe                712,759          85,531
Dawn Properties(a)                    369,831          44,380
Delta Corp. Ltd.                      807,488       1,485,778
Econet Wireless Holdings Ltd.          96,681         924,270
Hwange Colliery Co. Ltd.(a)           693,000         415,800
Meikles Africa Ltd.                    60,013         576,125
NMBZ Holdings Ltd.(a)                 994,355          51,707
OK Zimbabwe                         1,059,353          76,273
Old Mutual PLC                         80,448       1,480,243
Pelhams Ltd.(a)                        86,835             660
Zimbabwe Sun Ltd.                     123,277          12,821
-------------------------------------------------------------
                                                 $  5,273,067
-------------------------------------------------------------

Total Common Stocks                              $614,621,296
-------------------------------------------------------------

INVESTMENT FUNDS -- 3.0%
Framlington Bulgaria Fund,
Ltd.(a)(e)                             78,180    $     14,854
Genesis Chile Fund Ltd.(a)              3,400          13,974
India Fund, Inc.(a)                         1              --
India Fund, Inc.                      127,733       5,639,412
Korea Fund, Inc.                       12,110         453,156
Morgan Stanley India
Investment Fund, Inc.                  23,786       1,101,292
Romanian Investment Fund(a)               615         350,550
Saudi Arabia Investment Fund
Ltd.(a)                                65,206       4,508,995
Societe Generale Baltic
Republic Fund(e)                       12,723          47,711
Societe Generale Romania
Fund(a)(e)                              6,450           7,740
UTI India IT Fund Ltd.(a)              22,300         810,159
Vietnam Enterprise
Investments Ltd.(a)                 1,882,733       5,836,473
Vietnam Growth Fund Ltd.(a)            17,646         299,982
-------------------------------------------------------------
Total Investment Funds                           $ 19,084,298
-------------------------------------------------------------

RIGHTS(A) -- 0.0%
Aristonla Expiring 10/6/06            597,393    $      4,803
Banque Marocaine pour le
Commerce et L'Industrie
Expiring 1/1/15                         2,200          51,806
-------------------------------------------------------------
Total Rights                                     $     56,609
-------------------------------------------------------------

WARRANTS(A) -- 0.4%
CalComp Electronics Pcl Call
Warrant (Thailand), expiring
4/19/09, strike THB5.000              300,000    $         --
China Overseas Land &
Investment Ltd. (China),
expiring 7/18/07, strike
HKD4.500                               88,500          19,080
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Bharti Televentures
(India)), (144A) expiring
10/28/08, strike INR.0001              81,000         820,744
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Hero Honda Motors Ltd.
(India)), (144A) expiring
12/22/06, strike INR.0001              16,000         284,249
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Hindustan Lever Ltd.
(India)), (144A) expiring
4/4/07, strike INR.0001               133,000         778,170
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd.
(India)), (144A) expiring
8/25/08, strike INR.0001                1,575         524,953
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Tata Consultancy Services
Ltd. (India)), (144A)
expiring 11/1/06, strike
INR.0001                                5,985         268,617
-------------------------------------------------------------

Total Warrants                                   $  2,695,813

-------------------------------------------------------------

-------------------------------------------------------------
Total Long-Term Investments - 99.5%              $636,458,016
-------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.4%

                                 PRINCIPAL
SECURITY                         AMOUNT (000)           VALUE
-------------------------------------------------------------

Repurchase Agreements
-------------------------------------------------------------
State Street Bank & Trust Corp.
Repurchase Agreement, dated
9/29/06, 4.90%, due 10/2/06
(cost $2,828,000)(f)                    2,828    $  2,828,000
-------------------------------------------------------------
Total Repurchase Agreements - 0.4%               $  2,828,000
-------------------------------------------------------------
Total Investments - 99.9%                        $639,286,016
-------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%            $    530,212
-------------------------------------------------------------

Net Assets - 100.0%                              $639,816,228
-------------------------------------------------------------

(144A) - Security Exempt from registration under Rule 144A of the securities Act of 1933.
(ADR)  - American Depositary Receipt
(GDR)  - Global Depository Receipt
(NVDR) - Non-Voting Depository Receipt
(PFD Shares) - Preferred Shares
(PJSC) - Public Joint Stock Company
(a) Non-income producing security.
(b) Represents financial contract with an off-shore broker whereby one contract is equal to one share of the indicated security.
(c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e) Investment fund is in the process of being liquidated.
(f) Repurchase price of $2,829,155. Collateralized by $2,840,000 Federal National Mortgage Association 5.750% due 2/15/2008. The aggregate market value, including accrued interest, of the collateral was $2,886,141.

CURRENCY CONCENTRATION OF PORTFOLIO AS OF SEPTEMBER 30, 2006

                            PERCENTAGE
                            OF TOTAL
CURRENCY                   INVESTMENTS                  VALUE
United States Dollar          21.1%                   $134,925,863
Mexican Peso                   6.8%                     43,237,040
Hong Kong Dollar               6.1%                     39,244,776
South African Rand             5.9%                     37,681,919
New Taiwan Dollar              5.8%                     37,017,698
South Korean Won               5.6%                     35,824,091
Brazilian Real                 5.6%                     35,564,903
Indonesian Rupiah              3.6%                     23,087,244
Indian Rupee                   3.6%                     22,842,183
New Turkish Lira               3.1%                     20,128,405
Hungarian Forint               3.1%                     19,783,629
Malaysian Ringgit              3.1%                     19,751,941
Thailand Baht                  2.9%                     18,354,438
Polish Zloty                   2.7%                     17,270,408
Czech Koruna                   2.7%                     17,163,024
Philippine Peso                2.6%                     16,908,667
Other Currencies              15.7%                   100,499,787


FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     THE COST AND UNREALIZED APPRECIATION (DEPRECIATION) IN VALUE OF THE INVESTMENTS OWNED AT SEPTEMBER 30, 2006, AS COMPUTED ON A FEDERAL INCOME TAX BASIS, WERE AS FOLLOWS:

     AGGREGATE COST                               $390,609,014
     ---------------------------------------------------------
     Gross unrealized appreciation                 259,259,751
     Gross unrealized depreciation                 (10,582,749)
     ---------------------------------------------------------
     NET UNREALIZED APPRECIATION                  $248,677,002
     ---------------------------------------------------------

               SEE NOTES TO FINANCIAL STATEMENTS

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II
---------------------------

By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: November 28, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: November 28, 2006
      -----------------

By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer and Principal Financial Officer

Date: November 28, 2006
      -----------------